UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                     DATE OF REPORTING PERIOD: JULY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JULY 31, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Face
   Amount                                                   Value
    (000)                                                   (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (A) (38.1%)
--------------------------------------------------------------------------------
BANKS (24.9%)
--------------------------------------------------------------------------------
            Banco Bilboa Vizcaya Argentina SA
   $100,000      2.220%, 08/01/08                      $  100,000
            Dresdner US Finance
    100,000      2.505%, 08/22/08                          99,854
            Erste Finance
    100,000      2.556%, 08/08/08 (B)                      99,950
            JPMorgan Chase
    100,000      2.354%, 08/12/08                          99,928
            San Paolo IMI SPA
    150,000      2.405%, 08/21/08                         149,800
            Societe Generale North America
    100,000      2.361%, 08/05/08                          99,974
            UniCredito Italiano Bank
     50,000      2.475%, 08/21/08 (B)                      49,931
            Westpac Banking
     53,400      2.353%, 08/06/08 (B)                      53,383

--------------------------------------------------------------------------------
                                                          753,820
--------------------------------------------------------------------------------
FINANCE (13.2%)
--------------------------------------------------------------------------------
            General Electric Capital
     75,000      2.050%, 08/01/08                          75,000
     75,000      2.180%, 08/01/08                          75,000
            Merrill Lynch
    100,000      2.180%, 08/01/08                         100,000
            Rabobank USA Financial
    150,000      2.410%, 08/25/08                         149,760

--------------------------------------------------------------------------------
                                                          399,760
--------------------------------------------------------------------------------
           TOTAL COMMERCIAL PAPER
             (Cost $1,152,580)                          1,152,580
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (16.3%)
--------------------------------------------------------------------------------
BANKS (16.3%)
--------------------------------------------------------------------------------
            Bank of Scotland PLC
    100,000      2.400%, 08/25/08                         100,000
            Mizuho Corporate Bank, Ltd.
    100,000      2.500%, 08/22/08                         100,000
            Nordea Bank Finland
    142,000      2.700%, 08/04/08                         142,004
            Sumitomo Mitsui Banking
    150,000      2.360%, 08/05/08                         150,000
--------------------------------------------------------------------------------
           TOTAL CERTIFICATES OF DEPOSIT
             (Cost $492,004)                              492,004
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    Face
   Amount                                                   Value
    (000)                                                   (000)
--------------------------------------------------------------------------------
TIME DEPOSITS (7.6%)
--------------------------------------------------------------------------------
            Natexis Banques Popularies
   $120,000      2.063%, 08/01/08                      $  120,000
            Svenska Handelsbanken
    107,960      2.100%, 08/01/08                         107,960
--------------------------------------------------------------------------------
           TOTAL TIME DEPOSITS
             (Cost $227,960)                              227,960
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (38.0%)
--------------------------------------------------------------------------------
    200,000 Abbey National North America LLC
            2.150%, dated 07/31/08, to be
            repurchased on 08/01/08,
            repurchase price $200,011,944
            (collateralized by various U.S.
            Government obligations, ranging
            in par value $3,005,000-$43,580,000,
            3.250%-5.550%, 08/20/08-12/21/26,
            with total market value $204,000,186)         200,000
    200,000 Barclays Capital PLC
            2.150%, dated 07/31/08, to be
            repurchased on 08/01/08,
            repurchase price $200,011,944
            (collateralized by a U.S. Government
            obligation, par value $197,715,000,
            5.650%, 10/26/17, with total
            market value $204,000,305)                    200,000
    200,000 Deutsche Bank
            2.180%, dated 07/31/08, to be
            repurchased on 08/01/08,
            repurchase price $200,012,111
            (collateralized by various U.S.
            Government obligations, ranging
            in par value $782,000-$57,260,000,
            0.000%-5.000%, 08/21/08-04/02/15,
            with total market value $204,000,909)         200,000

SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JULY 31, 2008
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    Face
   Amount                                                   Value
    (000)                                                   (000)
--------------------------------------------------------------------------------
   $150,000 Lehman Brothers
            2.100%, dated 07/31/08, to be
            repurchased on 08/01/08,
            repurchase price $150,008,750
            (collateralized by various
            Treasury obligations, ranging in
            par value $35,211,000-$105,415,000,
            5.500%-6.750%, 07/18/17-11/01/25,
            with total market value
            $153,000,562)                              $  150,000
    200,000 Morgan Stanley Group
            2.150%, dated 07/31/08, to be
            repurchased on 08/01/08,
            repurchase price $ 200,011,944
            (collateralized by a U.S.
            Government obligation, par value
            $204,575,000, 0.000%, 09/12/08,
            with total market value
            $204,002,180)                                 200,000
    200,000 UBS
            2.130%, dated 07/31/08, to be
            repurchased on 08/01/08,
            repurchase price $200,011,833
            (collateralized by various
            U.S. Government obligations,
            ranging in par value
            $5,385,000-$138,934,000,
            3.625%-5.125%, 03/05/09-
            10/18/16, with total market value
            $204,000,610)                                 200,000
--------------------------------------------------------------------------------
           TOTAL REPURCHASE AGREEMENTS
             (Cost $1,150,000)                          1,150,000
--------------------------------------------------------------------------------
           TOTAL INVESTMENTS (100.0%)
             (Cost $3,022,544) +                       $3,022,544
================================================================================

Percentages are based on net assets of $3,023,164 (000).

LLC  -- Limited Liability Company
Ltd. -- Limited
PLC  -- Public Limited Company

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost

(A) Discount Notes. The rate reported is the effective yield at time of purchase.

(B) Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2008 the value of these securities amounted to 203,264 (000), representing 6.7% of the net assets of the Fund.


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

AIG-QH-001-0900

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                  /s/ Philip T. Masterson
                                          -----------------------------------
                                          Philip T. Masterson
                                          President

Date: September 26, 2008

By (Signature and Title)                  /s/ Michael Lawson
                                          -----------------------------------
                                          Michael Lawson
                                          Controller & CFO

Date: September 26, 2008